STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
15.	STOCK-BASED COMPENSATION
Under both the Stem, Inc. 2009 Equity Incentive Plan (the “2009 Plan”) and the Stem Inc. 2021 Equity Incentive Plan (the “2021 Plan,” and together with the 2009 Plan, the “Plans”), the Company may grant stock options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”) and other awards that are settled in shares of the Company’s common stock. The Plans permit net settlement of vested awards, pursuant to which the award holder forfeits a portion of the vested award to satisfy the purchase price (in the case of stock options), the holder’s withholding tax obligation, if any, or both. When the holder net settles the tax obligation, the Company pays the amount of the withholding tax to the U.S. government in cash, which is accounted for as an adjustment to additional paid-in-capital.
The Company does not intend to grant new awards under the 2009 Plan. At December 31, 2021, 7,754,811 stock options were outstanding under the 2009 Plan. In May 2021, the Company began issuing awards under the 2021 Plan, with 23,722,254 shares reserved thereunder.
Stock Options
Under the Plans, the exercise price of an option cannot be less than 100% of the fair value of one share of common stock for incentive or non-qualified
stock options, and not less than 110% of the fair value for stockholders owning greater than 10% of all classes of stock, as determined by the Company’s Board of Directors (the “Board”). Options under the Plans generally expire after 10 years. Under the Plans, the Compensation Committee of the Board determines when the options granted will become exercisable. Options granted under the Plans generally vest 1/4 one year from the grant date and then 1/48 each month over the following three years and are exercisable for 10 years from the date of the grant. The Plans allow for exercise of unvested options with repurchase rights over the restricted common stock issued at the original exercise price. The repurchase rights lapse at the same rate as the options vest.

The following table summarizes the stock option activity for the period ended December 31, 2021:

	Number of Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Balances as of December 31, 2020	51,379,939	$0.56	7.2	$46,516
Retroactive application of recapitalization	(40,314,281)	2.05	—	—

Adjusted Balance as of December 31, 2020	11,065,658	2.61	7.2	46,516
Options granted	1,079,583	28.73
Options exercised	(3,235,713)	1.64
Options forfeited	(129,102)	15.18
Options expired	(13,960)	0.53

Balances as of December 31, 2021	8,766,466	$6.01	7.1	$123,570

Options vested and exercisable —December 31, 2021	6,298,675	$2.61	6.4	$103,100

The weighted-average grant date fair value of stock options granted to employees was $18.84, $3.79 and $1.58 during the years ended December 31, 2021, 2020, and 2019, respectively. The intrinsic value of options exercised was $56.1 million, $1.1 million and less than $0.1 million during the years ended December 31, 2021, 2020, and 2019, respectively. During the year ended December 31, 2021, the Company issued 1,054,594 shares of common stock from the net settlement of 1,648,463 stock options and shares granted. The Company paid $12.6 million in withholding taxes in connection with the net share settlement of these awards.
Significant Assumptions in Estimating Option Fair Value
The Company uses the Black-Scholes model for estimating the fair value of options granted. The weighted-average assumptions used in the Black-Scholes are as follows:

	December 31,
	2021	2020	2019
Expected volatility	74.00%	71.41%	69.10%
Risk-free interest rate	1.06%	0.49%	2.47%
Expected term (years)	6.23	5.82	5.83
Dividend yield	—	—	—
Restricted Stock Units
RSUs represent a right to receive one share of the Company’s common stock that is both non-transferable
and forfeitable unless and until certain conditions are satisfied. RSUs generally, either cliff vest on the third anniversary of the award grant date, or vest 1/4 per year over a four-year period, subject to continued employment through each anniversary. During the year ended December 31, 2021, the Company granted RSUs, which vest 1/5 per year over approximately a seven-year period starting in April 2024. The fair value of restricted stock units is determined on the grant date and is amortized over the vesting period on a straight-line basis.

The following table summarizes the RSU activity for the period ended December 31, 2021:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value Per Share
Balances as of December 31, 2020	—	$—
RSUs granted	1,801,831	36.0
RSUs vested	—	—
RSUs forfeited	(2,154)	26.1

Balances as of December 31, 2021	1,799,677	36.0

The fair value of all RSUs granted during the year ended December 31, 2021 was $64.8 million. During the year ended December 31, 2021, no RSUs vested.
Stock-Based Compensation Expense
The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2021	2020	2019

Sales and marketing	$1,723	$396	$364
Research and development	2,367	1,211	901
General and administrative	9,456	2,935	266
Total stock-based compensation expense	$13,546	$4,542	$1,531
As of December 31, 2021, the Company had approximately $21.1 million of remaining unrecognized stock-based compensation expense for stock options, which is expected to be recognized over a weighted average period of 3.2 years. As of December 31, 2021, the Company had approximately $56.5 million of remaining unrecognized stock-based compensation expense for RSUs, which is expected to be recognized over a weighted average period of 4.9 years. Research and development expenses of $1.2 million corresponding to internal-use
software, were capitalized during the year ended December 31, 2021.